Taxation	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Taxation
5.	TAXATION

Enterprise income tax

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts substantially all of its business through its PRC subsidiaries and VIEs. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Cheerbright is incorporated in the British Virgin Islands and conducts substantially all of its businesses through its PRC subsidiary and VIEs. Under the current laws of the British Virgin Islands, Cheerbright is not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Autohome HK is incorporated in Hong Kong on March 16, 2012. In October 2013, Autohome HK acquired Autohome Media, a Hong Kong advertising and marketing company. Companies registered in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. For the years ended December 31, 2012, 2013 and 2014, the Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong during this period. Under the Hong Kong tax law, Autohome HK and Autohome Media are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

The PRC

In September 2010, Autohome WFOE was recognized as a “High-New Technology Enterprise” (“HNTE”), and is eligible for a 15% preferential tax rate effective from 2010 to 2012 and thereafter for an additional three years through an administrative renewal process if it qualifies. Autohome WFOE met the HNTE requirements and completed the administrative renewal process in November 2013, qualifying them for a 15% preferential tax rate for three years from 2013 to 2015. The aggregate effects of the preferential tax rate were RMB34,007, RMB49,551 and RMB89,394 (US$14,408) for the years ended December 31, 2012, 2013 and 2014, respectively. The basic earnings per share effects related to the preferential tax rate were RMB0.34, RMB0.50 and RMB0.84 (US$0.14) for the years ended December 31, 2012, 2013 and 2014, respectively.

The Company’s remaining PRC subsidiaries and all the VIEs were subject to EIT at a rate of 25% for the years ended December 31, 2012, 2013 and 2014.

Under the New EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, and other aspects of an enterprise. As of December 31, 2014, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2014, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company is deemed as a PRC tax resident, it would be subject to PRC tax under the New EIT Law. The Company has analyzed the applicability of this law and will continue to monitor the related development and application.

The Company had minimal operations in jurisdictions other than the PRC. Income before income tax expenses consists of:

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

PRC	317,844	570,659	946,261	152,510
Non PRC	(13,975)	(2,203)	(4,800)	(774)

	303,869	568,456	941,461	151,736

The income tax expense is comprised of:

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Current	84,851	136,047	187,447	30,211
Deferred	6,137	(23,753)	5,334	860

	90,988	112,294	192,781	31,071

The reconciliation of income tax expense for the years ended December 31, 2012, 2013 and 2014 is as follows:

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Income before income tax expense	303,869	568,456	941,461	151,736

Income tax expense computed at applicable tax rates (25%)	75,967	142,114	235,365	37,935
Non-deductible expenses	14,571	697	8,344	1,345
Valuation allowances	—	2,114	5,493	885
Outside basis difference	30,278	14,254	27,789	4,479
Effect of international tax rate difference	3,494	551	1,200	193
Interest expense relating to unrecognized tax benefits	685	2,115	3,984	642
Effect of preferential tax rate	(34,007)	(49,551)	(89,394)	(14,408)

Income tax expense	90,988	112,294	192,781	31,071

Deferred tax

The significant components of deferred taxes are as follows:

	December 31,
	2013	2014
	RMB	RMB	US$

Deferred tax assets
Current
Allowance for doubtful accounts	367	84	13
Accrued staff cost	19,538	31,463	5,071
Accrued expenses	5,251	7,802	1,258
Revenue recognition	11,174	17,941	2,892
Tax losses	2,437	2,962	477
Less: Valuation allowances	(2,114)	(2,283)	(368)

Net current deferred tax assets	36,653	57,969	9,343

Non-current
Tax losses	—	5,324	858
Less: Valuation allowances	—	(5,324)	(858)

Net non-current deferred tax assets	—	—	—

Total deferred tax assets	36,653	57,969	9,343

Deferred tax liabilities
Non-current
Intangible assets	10,816	9,677	1,559
Outside basis difference	470,911	498,700	80,376

Total non-current deferred tax liabilities	481,727	508,377	81,935

Total deferred tax liabilities	481,727	508,377	81,935

In assessing the realizability of deferred tax assets, the Group has considered whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group records a valuation allowance to reduce deferred tax assets to a net amount that management believes is more-likely-than-not of being realizable based on the weight of all available evidence. The Company recorded valuation allowances against the deferred tax assets of one VIE as of December 31, 2013 and five VIEs as of December 31, 2014, respectively, due to the cumulative tax loss positions and insufficient forecasted future taxable income.

As of December 31, 2014, the Group had net operating losses of approximately RMB33,927 (US$5,468), which can be carried forward to offset taxable income. The net operating loss will start to expire in 2017 if not utilized.

As of December 31, 2013 and 2014, the Company intended to indefinitely reinvest the undistributed earnings of its PRC subsidiaries. As of December 31, 2013 and 2014, the total amount of undistributed earnings from the Company’s PRC subsidiaries that are considered to be permanently reinvested was RMB570,864 and RMB1,265,273 (US$203,925), respectively. As of December 31, 2013 and 2014, determination of the amount of unrecognized deferred tax liability related to the earnings that are indefinitely reinvested is not practical.

Unrecognized tax benefits

As of December 31, 2013 and 2014, the Company recorded an unrecognized tax benefit of RMB29,459 and RMB24,058 (US$3,877), respectively, of which RMB418 and nil, respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. This primarily represents the estimated income tax expense the Group would pay should its income tax returns have been prepared in accordance with the current PRC tax laws and regulations. It is possible that the amount of uncertain tax position will change in the next twelve months, however, an estimate of the range of the possible outcomes cannot be made at this time. As of December 31, 2013 and 2014, unrecognized tax benefits of RMB10,560 and RMB15,222 (US$2,453), respectively, if ultimately recognized, will impact the effective tax rate.

A roll-forward of unrecognized tax benefits is as follows:

	December 31,
	2013	2014
	RMB	RMB	US$

Beginning balance	17,379	26,659	4,297
Additions based on tax positions related to current year	16,514	4,662	751
Decreases based on tax positions related to prior years	(7,234)	(14,047)	(2,264)

Ending balance	26,659	17,274	2,784

During the years ended December 31, 2012, 2013 and 2014, the Company recorded late payment interest expense of RMB685, RMB2,115 and RMB3,984 (US$642), and penalties of nil, nil and nil, respectively, as part of income tax expense. As of December 31, 2013 and 2014, the Company recorded RMB2,800 and RMB6,784 (US$1,093) for late payment interest expense, and nil and nil for penalties.

The tax years ended December 31, 2009 through 2014 for the Company’s PRC subsidiaries and VIEs remain subject to examination by the PRC tax authorities.